Unaudited Condensed Financial Statements	6 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
UNAUDITED CONDENSED FINANCIAL STATEMENTS
NOTE 3:	UNAUDITED CONDENSED FINANCIAL STATEMENTS

The accompanying balance sheet as of June 30, 2020, the statements of comprehensive loss, the statements of cash flows and the statement of changes in convertible preferred shares and shareholders’ equity for the six months ended June 30, 2020 and 2019, are unaudited.

The accompanying unaudited financial statements have been prepared in a condensed format and include the unaudited financial operations of the Company as of June 30, 2020 and for the six months period then ended, in accordance with U.S. GAAP, relating to the preparation of financial statements for interim periods.

Accordingly, the accompanying unaudited financial statements do not include all the information and footnotes required by generally accepted accounting principles for complete set of financial statements. These unaudited financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2019 included in the Company’s prospectus filed with the SEC pursuant to Rule 424(b)(4) on September 2, 2020. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2020, are not necessarily indicative of the results that may be expected for the year ended December 31, 2020.